EQUITY-BASED COMPENSATION - Summary of Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Shares
Outstanding, beginning balance (shares)	13,391	7,990
Granted (shares)	0	6,420
Exercised (shares)	0	0
Forfeited (shares)	(2,228)	(847)
Expired (shares)	0	(172)
Outstanding, ending balance (shares)	11,163	13,391	7,990
Exercisable (shares)	8,448	4,763
Weighted-Average Exercise Price
Beginning balance (in usd per share)	$ 189	$ 550
Granted (in usd per share)	0	88
Exercised (in usd per share)		0
Forfeited (in usd per share)		0
Expired (in usd per share)		0
Ending balance (in usd per share)	190	189	$ 550
Exercisable (in usd per share)	$ 212	$ 287
Weighted-Average Remaining Contractual Term (in years)
Outstanding, weighted-average remaining contractual term	7 years 3 months 3 days	8 years 3 months 14 days	8 years 6 months
Exercisable, weighted-average remaining contractual term	7 years 1 month 17 days	7 years 7 months 17 days